Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income
Revenues	$ 3,969.9	$ 4,484.6	$ 4,105.7
Cost of goods sold	2,832.5	3,178.5	2,982.4
Selling and administrative expenses	603.2	629.8	582.6
Research and development expenses	45.4	52.2	45.5
Other operating expense (income), net	1.0	(10.0)	(14.8)
Operating income	487.8	634.1	510.0
Interest expense, net	76.6	66.0	64.5
Loss on extinguishment of debt	8.8	0.0	0.0
Interest income	(4.7)	(7.9)	(11.1)
Other non-operating expense, net	2.9	0.9	9.7
Income from continuing operations before income taxes	404.2	575.1	446.9
Provision for income taxes	78.5	117.3	88.6
Income from continuing operations	325.7	457.8	358.3
Discontinued operations:
(Loss) income before income taxes	(8.3)	18.4	299.1
(Benefit from) provision for income taxes	(2.7)	3.4	46.3
(Loss) income from discontinued operations	(5.6)	15.0	252.8
Net income	$ 320.1	$ 472.8	$ 611.1
Basic earnings per share attributable to common shares:
Income from continuing operations (in dollars per share)	$ 5.95	$ 8.02	$ 5.91
(Loss) income from discontinued operations (in dollars per share)	(0.10)	0.26	4.18
Basic earnings per share (in dollars per share)	5.85	8.28	10.09
Diluted earnings per share attributable to common shares:
Income from continuing operations (in dollars per share)	5.90	7.93	5.87
(Loss) income from discontinued operations (in dollars per share)	(0.10)	0.26	4.15
Diluted earnings per share (in dollars per share)	$ 5.80	$ 8.19	$ 10.02
Average shares outstanding:
Basic (shares)	54,500	56,900	60,400
Diluted (shares)	55,000	57,500	60,800
Comprehensive income:
Net income	$ 320.1	$ 472.8	$ 611.1
Other comprehensive income (loss):
Foreign currency gains (losses)	39.4	(2.1)	(30.3)
Amortization of unrecognized net periodic benefit costs, net of tax	0.0	(2.0)	(0.4)
Other, net of tax	(12.3)	2.1	0.8
Other comprehensive income (loss)	27.1	(2.0)	(29.9)
Comprehensive income	$ 347.2	$ 470.8	$ 581.2